Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net earnings	$ 282,588,000	$ 343,557,000	$ 283,012,000
Adjustments to reconcile net earnings to cash from operating activities:
Depreciation and amortization	90,216,000	81,223,000	86,802,000
Gain on sale of power generating facilities		(52,923,000)
Gain from sale of fixed assets	(8,710,000)	(1,566,000)	(2,555,000)
Fixed asset impairment charge		5,600,000
Deferred income taxes	(24,560,000)	(1,558,000)	12,506,000
Pay-in-kind interest and accretion on note receivable from affiliate	(11,936,000)	(10,584,000)	(695,000)
Income from affiliates	(30,707,000)	(26,621,000)	(20,965,000)
Dividends received from affiliates	785,000	1,813,000	1,843,000
Other investment income, net	(8,461,000)	(249,000)	(14,145,000)
Foreign currency exchange gain	(244,000)	(336,000)	(140,000)
Other	3,614,000	829,000	1,005,000
Changes in assets and liabilities, net of business acquired:
Receivables, net of allowance	(66,583,000)	(88,434,000)	(86,205,000)
Inventories	(64,943,000)	(118,731,000)	(40,053,000)
Other current assets	(18,167,000)	85,856,000	(2,570,000)
Current liabilities, exclusive of debt	93,246,000	(36,875,000)	107,482,000
Other, net	25,565,000	38,995,000	14,490,000
Net cash from operating activities	261,703,000	219,996,000	339,812,000
Cash flows from investing activities:
Purchase of short-term investments	(773,111,000)	(233,431,000)	(687,335,000)
Proceeds from the sale of short-term investments	755,141,000	220,823,000	695,384,000
Proceeds from the maturity of short-term investments	36,693,000	19,255,000	69,534,000
Short-term note receivable issued to affiliate, net		(30,096,000)
Investments in and advances to affiliates, net	(24,927,000)	(18,533,000)	(217,578,000)
Capital expenditures	(158,755,000)	(183,748,000)	(103,336,000)
Proceeds from the sale of fixed assets	15,906,000	4,882,000	7,655,000
Proceeds from the sale of power generating facilities		59,603,000
Advance payment on capital lease		(8,493,000)
Long-term notes receivable issued to affiliate	(81,231,000)	(13,037,000)	(100,000,000)
Principal payments received on long-term notes receivable from affiliate	1,139,000	2,827,000
Proceeds from syndication and subordinated loan fees			6,525,000
Sale (purchase) of long-term investments	(9,789,000)	(4,696,000)	552,000
Acquisition of business, net of cash acquired	(3,186,000)		(5,578,000)
Other, net	849,000	1,394,000	1,140,000
Net cash from investing activities	(241,271,000)	(183,250,000)	(333,037,000)
Cash flows from financing activities:
Notes payable to banks, net	12,592,000	(62,510,000)	(2,535,000)
Proceeds from the issuance of long-term debt	32,682,000	64,967,000	16,352,000
Principal payments of long-term debt	(43,947,000)	(1,476,000)	(2,179,000)
Repurchase of common stock	(26,830,000)	(9,971,000)	(29,994,000)
Dividends paid	(14,376,000)		(10,963,000)
Partial purchase of noncontrolling interest in a consolidated subsidiary	(3,045,000)
Dividends paid to noncontrolling interests	(36,000)	(148,000)	(36,000)
Other, net	492,000	452,000	370,000
Net cash from financing activities	(42,468,000)	(8,686,000)	(28,985,000)
Effect of exchange rate change on cash	(1,823,000)	2,326,000	1,477,000
Net change in cash and cash equivalents	(23,859,000)	30,386,000	(20,733,000)
Cash and cash equivalents at beginning of year	71,510,000	41,124,000	61,857,000
Cash and cash equivalents at end of year	$ 47,651,000	$ 71,510,000	$ 41,124,000